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Virtus Silvant Focused Growth Fund
Virtus Silvant Focused Growth Fund

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information
Average Annual Total Returns (for the periods ended 12/31/23)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Silvant Focused Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class Shares	Return Before Taxes	53.94%	19.81%	14.27%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	52.93%	16.77%	11.82%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	32.63%	15.47%	11.11%
Class A Shares	Return Before Taxes	45.07%	18.11%	13.27%
Class C Shares	Return Before Taxes	52.38%	18.54%	13.04%
Class R6 Shares	Return Before Taxes	54.01%	19.87%		15.45%	Dec. 14, 2015
FT Wilshire 5000 Index	FT Wilshire 5000 Index	26.10%	15.40%	11.69%	13.12%	Dec. 14, 2015
Russell 1000® Growth Index	Russell 1000® Growth Index	42.68%	19.50%	14.86%	16.31%	Dec. 14, 2015